Transamerica Premier Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, Iowa 52499

September 3, 2019

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	WRL Series Life Corporate Account (File No. 811-08833)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account (“Separate Account”) of Transamerica Premier Life Insurance Company (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-l under the Investment Company Act of 1940 (the “Act”). The Company understands that the Funds have filed, or will file, its Annual Report with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).

DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio (File No. 811-03258).

DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A) (File No. 811-07507).

DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A) (File No. 811-07507).

Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Government Money Market Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Franchise Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).

Janus Aspen Series – Janus Henderson Balanced Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Forty Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Global Research Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Overseas Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson Research Portfolio (Institutional Shares) (File No. 811-07736).

ALPS Variable Investment Trust – Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Balanced ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Conservative ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Income and Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).

Morgan Stanley Variable Insurance Fund, Inc. – MSVIF Emerging Markets Debt Portfolio (Class I) (File No. 811-07607).

Morgan Stanley Variable Insurance Fund, Inc. – MSVIF Emerging Markets Equity Portfolio (Class I) (File No. 811-07607).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Low Duration Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio Institutional Class) (File No. 811-08399).

Royce Capital Fund – Royce Micro-Cap Portfolio (Investment Class) (File No. 811-07537).

Royce Capital Fund – Royce Small-Cap Portfolio (Investment Class) (File No. 811-07537).

Guggenheim Variable Insurance Funds – Rydex NASDAQ®-100 Fund (File No. 811-08821).

Guggenheim Variable Insurance Funds – Rydex Nova Fund (File No. 811-08821).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio (File No. 811-07143).

T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio (File No. 811-07153).

T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).

Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No. 811-09395).

Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Real Estate Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Semi-Annual Reports are for the period ending June 30, 2019 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/ Brian G. Stallworth

Assistant Secretary

Transamerica Premier Life Insurance Company